Stock Option Agreements and Transactions (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Expected Dividend Yield	0.00%	0.00%	0.00%
Expected Stock Price Volatility			100.00%
Expected Life Of Options	2 years 9 months
Minimum [Member]
Expected Stock Price Volatility	110.00%	100.00%
Expected Life Of Options		1 year 3 months	1 year 9 months
Risk-free Interest Rate	1.26%	0.16%	0.17%
Maximum [Member]
Expected Stock Price Volatility	130.00%	140.00%
Expected Life Of Options		5 years 3 months	3 years 3 days
Risk-free Interest Rate	3.35%	0.64%	1.40%